Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES, net	$ 549,540	$ 321,861	$ 1,134,899	$ 496,088	$ 610,323	$ 35,258
COST OF GOODS SOLD	240,152	149,207	521,353	222,056	274,707	14,580
GROSS PROFIT	309,388	172,654	613,546	274,032	335,616	20,678
OPERATING EXPENSES:
General and administrative expenses					1,070,085	831,673
Sales and marketing					535,242	117,181
Salaries and wages	387,119	129,670	1,202,576	451,351
Selling, general, and administrative expenses	350,630	213,538	1,168,747	492,895
Professional fees	225,875	124,769	637,042	299,569
Stock based compensation	180,562	58,250	443,249	142,500	242,146	525,062
Research and development	86,115	1,798	214,093	74,215	460,991	347,885
Depreciation and amortization	6,718	7,388	23,853	22,189	29,422	29,101
Total operating expenses	1,237,019	535,413	3,689,560	1,482,719	2,337,886	1,850,902
Loss from operations	(927,631)	(362,759)	(3,076,014)	(1,208,687)	(2,002,270)	(1,830,224)
OTHER INCOME (EXPENSES):
Other income			556	12,598	17,253	47,082
Interest income	7	676	1,941	1,844	3,320	2,362
Interest expense	(1,264)	(1,073)	(3,356)	(2,790)	(3,537)	(2,925)
Total other (expenses) income, net	(1,257)	(397)	(859)	11,652	17,036	46,519
Loss before the provision for income taxes	(928,888)	(363,156)	(3,076,873)	(1,197,035)	(1,985,234)	(1,783,705)
PROVISION FOR INCOME TAXES
NET LOSS	$ (928,888)	$ (363,156)	$ (3,076,873)	$ (1,197,035)	$ (1,985,234)	$ (1,783,705)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.02)
Diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.02)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic	130,083,598	100,587,843	125,271,516	92,513,317	99,951,385	76,227,524
Diluted	130,083,598	100,587,843	125,271,516	92,513,317	99,951,385	76,227,524